Annual Total Returns [BarChart] - Target Retirement Income Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2011	1.97%
2012	9.49%
2013	5.58%
2014	3.36%
2015	(1.95%)
2016	6.36%
2017	8.66%
2018	(3.01%)
2019	11.72%
2020	8.73%